Financial Instruments - Summary of Income from Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Expense Gains Or Losses Of Financial Instruments [Abstract]
Interest income on financial assets carried at amortized cost	$ 161	$ 181	$ 201
Interest income on financial assets fair valued through other comprehensive income	55	46	92
Dividend income on investments carried at fair value through profit or loss	1
Gain / (loss) on investments carried at fair value through profit or loss	10	26	24
Gain / (loss) on investments carried at fair value through other comprehensive income	11	6
Income from financial assets	$ 238	$ 259	$ 317